Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Statement Schedule I Condensed Financial Information of Parent Company

BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2016	2017	2017
	RMB	RMB	US$
			(Note2)
Assets
Current assets:
Cash and cash equivalents	40,518	34,470	5,298
Prepaid expenses and other current assets	—	14,284	2,195
Amount due from related parties	123,270	101,624	15,619
Total current assets	163,788	150,378	23,112
Investments in subsidiaries	183,265	435,085	66,871
Total assets	347,053	585,463	89,983
Liabilities
Current liabilities:
Accrued expense and other current liabilities	27	10,070	1,547
Amount due to related parties	8,500	—	—
Total current liabilities	8,527	10,070	1,547
Total liabilities	8,527	10,070	1,547
Mezzanine equity
Series A convertible redeemable participating preferred shares (“Series A Preferred Shares”) (US$0.0001 par value; 71,641,792 shares authorized, issued and outstanding as of December 31, 2016 and 2017; liquidation value of RMB24,870 as of December 31, 2016 and 2017)	23,008	26,770	4,114
Series B-1 convertible redeemable participating preferred shares (“Series B-1 Preferred Shares”) (US$0.0001 par value; 2,000,000 shares authorized, issued and outstanding as of December 31, 2016 and 2017; liquidation value of RMB33,188 as of December 31, 2016 and 2017)	23,779	26,906	4,135
Series B-2 convertible redeemable participating preferred shares (“Series B-2 Preferred Shares”) (US$0.0001 par value; 20,895,523 shares Authorized, issued and outstanding as of December 31, 2016 and 2017; liquidation value of RMB364,145 as of December 31, 2016 and 2017)	261,560	295,942	45,485
Total mezzanine equity	308,347	349,618	53,734
Equity
Ordinary shares (US$0.0001 par value; 405,462,685 shares authorized as of December 31, 2016 and 2017; 91,169,327 and 91,304,327 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	56	56	9
Additional paid-in capital	50,822	72,427	11,132
Accumulated (deficit)/ retained earnings	(36,490)	131,192	20,164
Accumulated other comprehensive income	15,791	22,100	3,397
Total equity	30,179	225,775	34,702
Total liabilities, mezzanine equity and equity	347,053	585,463	89,983

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note2)
Operating expenses:
General and administrative	48,529	54,916	57,898	8,899
Research and development	2,589	2,626	6,984	1,073
Total operating expenses	51,118	57,542	64,882	9,972
Operating loss	(51,118)	(57,542)	(64,882)	(9,972)
Equity in earnings of subsidiaries and VIEs	13,265	81,488	232,564	35,743
Net (loss)/income	(37,853)	23,946	167,682	25,771

The accompanying notes are an integral part of these condensed consolidated financial statements.

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

(Amounts in thousands of Renminbi (“RMB” and U.S. dollars (“US$”))

except for number of shares and per share data, or otherwise noted)

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note2)
Net (loss)/income	(37,853)	23,946	167,682	25,771
Other comprehensive (loss)/income, net of tax
Exchange differences arising on translation	10,226	5,262	(3,175)	(488)
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, nil and RMB1,554 for years ended December 31, 2015, 2016 and 2017, respectively)	—	303	9,484	1,458
Comprehensive (loss)/income attributable to Huami Corporation	(27,627)	29,511	173,991	26,741

The accompanying notes are an integral part of these consolidated financial statements.

STATEMENTS OF CASH FLOW

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”),

except share and share related data, or otherwise noted)

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note2)
Cash Flow from Operating Activities
Net (loss)/income	(37,853)	23,946	167,682	25,771
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in earnings of subsidiaries	(13,265)	(81,488)	(232,564)	(35,743)
Share-based compensation	56,343	57,736	62,787	9,650
Changes in operating assets and liabilities
Prepaid expenses and other current assets	—	—	(14,284)	(2,195)
Accrued expense and other current liabilities	26	2	10,043	1,544
Amount due to a related party	7,957	—	(8,500)	(1,307)
Net Cash provided by (used in) Operating Activities	13,208	196	(14,836)	(2,280)
Cash Flow from Investing Activities
Investment in subsidiaries	(77,636)	(2,400)	(9,772)	(1,502)
Amount due from related parties	—	(122,728)	21,646	3,326
Net Cash (used in) provided by Investing Activities	(77,636)	(125,128)	11,874	1,824
Cash Flow from Financing Activities
Cash flows from financing activities
Exercise of share options	—	24	89	14
Repurchase of ordinary shares	(19,467)	—	—	—
Proceed from issuance of Series B-1 preferred shares	19,467	—	—	—
Proceeds received from issuance of preferred shares	214,063	—	—	—
Net Cash provided by Financing Activities	214,063	24	89	14
Net increase (decrease) in cash and cash equivalent	149,635	(124,908)	(2,873)	(442)
Effect of exchange rate changes	10,226	5,565	(3,175)	(488)
Cash and cash equivalents at beginning of the year	—	159,861	40,518	6,228
Cash and cash equivalents at end of the year	159,861	40,518	34,470	5,298

The accompanying notes are an integral part of these condensed consolidated financial statement.